Accounting policies (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018
Accounting policies
Fixed assets	$ 118,063	$ 117,881	$ 113,324	$ 114,047
Weighted average incremental borrowing rate			4.50%
Increase/decrease due to application of IFRS 16
Accounting policies
Fixed assets			$ 5,698
Net debt			(5,505)
Other assets and liabilities			(193)
Right of use			5,698
Increase/decrease due to application of IFRS 16 | Buildings
Accounting policies
Right of use			2,278
Increase/decrease due to application of IFRS 16 | Machinery, plant and equipment
Accounting policies
Right of use			2,632
Increase/decrease due to application of IFRS 16 | Other
Accounting policies
Right of use			$ 788